PREVIOUSLY REPORTED LOAN FRAUD (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Previously Reported Loan Fraud [Line Items]
Provision for Loan and Lease Losses		$ (325,000)	$ (2,597,000)	$ 6,218,000
Previously Reported Loan Fraud [Member]
Previously Reported Loan Fraud [Line Items]
Allowance for Loan and Lease Losses, Adjustments, Net, Total	10,800,000
Provision for Loan and Lease Losses		0	2,600,000	3,700,000
Legal And Investigative Fees		$ 0	$ 47,000	$ 361,000